Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Company sponsors 401(k) plans contribution	$ 10.8	$ 13.9	$ 13.2